UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.7%
Alabama - 0.5%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$1,965,786
Jefferson County, AL, Sewer Revenue, Refunding	5.250%	2/1/16	7,000,000	6,792,800
Marshall County, AL, Health Care Authority Revenue	6.250%	1/1/22	1,000,000	1,028,570
Saraland, AL, GO, NATL	5.250%	1/1/14	1,000,000	1,033,810	(a)

Total Alabama				10,820,966

Alaska - 0.0%
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC	8.000%	5/1/23	1,000,000	932,510	(b)

Arizona - 0.9%
Arizona State University, Revenue Bonds, FGIC	5.500%	7/1/21	1,000,000	1,098,270	(a)
Maricopa County, AZ, Hospital Revenue, St. Lukes Medical Center	10.250%	2/1/11	55,000	55,481	(c)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/26	18,240,000	18,061,065

Total Arizona				19,214,816

Arkansas - 0.1%
Arkansas Housing Development Agency, Single- Family Mortgage, FHA, Veterans Administration	8.375%	7/1/10	100,000	100,000	(c)
Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project	7.000%	4/1/12	1,000,000	1,013,990	(b)

Total Arkansas				1,113,990

California - 14.2%
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	28,246,654
California Housing Finance Agency Revenue	5.200%	8/1/28	5,000,000	4,976,600
California State Economic Recovery	5.000%	7/1/16	6,000,000	6,222,240
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	38,705,100
California State Public Works Board, Lease Revenue, Department of Corrections	5.250%	9/1/16	4,245,000	4,262,744
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	6,660,000	6,563,630
Kaiser Permanente	5.000%	4/1/19	20,000,000	21,815,400
St. Joseph Health System, NATL	5.125%	7/1/24	4,000,000	4,122,840
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	3,970,945
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	17,400,832
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,436,240
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	165,000	180,726	(c)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/28	10,000,000	10,491,500
Los Angeles International Airport	5.000%	5/15/30	14,590,000	15,141,356
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	38,385,000	40,554,904
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	10,192,000
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,696,590
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,168,760
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,155,360
Lodi Energy Center	5.000%	6/1/25	15,805,000	16,188,903
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,810,800
Sacramento, CA, Cogeneration Authority Project Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Procter & Gamble Project	5.000%	7/1/18	$800,000	$896,584
Procter & Gamble Project	5.000%	7/1/19	900,000	1,005,525
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,417,225
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,132,120
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	12,575,310
Arrowhead Project	5.000%	8/1/22	8,755,000	8,869,340
Arrowhead Project	5.125%	8/1/24	10,000,000	10,060,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	6.750%	5/1/11	5,000,000	5,157,000	(b)(d)
San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital	11.500%	5/1/11	50,000	54,439	(c)
Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project	10.300%	3/1/11	180,000	191,641	(c)
Southern California Public Power Authority:
Project Number 1	5.250%	11/1/26	2,000,000	1,967,560
Project Number 1	5.250%	11/1/27	9,550,000	9,336,844
Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC	5.000%	9/1/29	3,830,000	3,829,732

Total California				310,798,344

Colorado - 2.5%
Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project	7.000%	9/15/20	1,025,000	1,104,181	(a)
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,375,443
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	16,000,000	16,327,040
Denver, CO, City & County Wastewater Revenue, FGIC	5.250%	11/1/14	1,480,000	1,626,713
Longmont, CO, Sales & Use Tax Revenue	5.750%	11/15/19	2,200,000	2,241,844	(a)
Northwest Parkway Public Highway Authority	5.500%	6/15/16	2,500,000	2,662,350	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,000,000	8,657,440
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	8,581,440

Total Colorado				54,576,451

Connecticut - 0.6%
Connecticut State	5.375%	11/15/19	5,000,000	5,551,950	(a)
Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA	6.375%	7/1/12	2,000,000	2,028,880	(b)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, AGM	5.375%	7/1/16	2,000,000	2,191,600	(a)
Connecticut State, HEFA Revenue, Ascension Health Credit	3.500%	2/1/12	2,900,000	3,001,529	(d)

Total Connecticut				12,773,959

Delaware - 0.1%
Delaware State, GO	5.000%	1/1/13	769,000	821,361	(a)
Delaware State, GO	5.000%	1/1/13	456,000	485,079

Total Delaware				1,306,440

District of Columbia - 0.0%
Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, FGIC	5.250%	10/1/12	1,000,000	1,012,080	(b)

Florida - 7.9%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,102,960
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	12,545,400
Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp.	7.750%	8/15/20	2,555,000	2,650,889	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Citizens Property Insurance Corp., FL	5.000%	6/1/12	$4,500,000	$4,713,660
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	25,876,500
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	21,088,200
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,199,100
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	1,790,000	1,896,093
NATL	5.250%	11/1/16	3,175,000	3,300,921
Florida State Municipal Power Agency Revenue	5.000%	10/1/28	10,400,000	10,717,720
Hillsborough County, FL, EFA Revenue, Refunding, University of Tampa Project, Radian	5.750%	4/1/18	1,525,000	1,529,331
Hillsborough County, FL, School District Sales Tax Revenue, AMBAC	5.375%	10/1/15	3,500,000	3,712,660	(a)
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	1,500,000	1,649,100	(c)
Killarney Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	220,000	(j)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	12,404,307	(b)(f)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,048,400	(b)(f)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,063,450	(b)
Miami International Airport	5.000%	10/1/29	5,000,000	5,031,500
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,444,560
Orange County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health Systems	6.250%	11/15/24	2,000,000	2,230,640	(a)
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,159,902
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,287,771
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,034,205
Orlando, FL, Utilities Commission Water & Electric Revenue	5.250%	10/1/13	1,470,000	1,558,950	(a)
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	3,847,270
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,633,310
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,236,023
Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL	6.000%	10/1/12	1,000,000	1,046,530
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,042,485
Sterling Hill, FL, Community Development District	5.500%	11/1/10	635,000	580,771
Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC	9.250%	10/1/10	40,000	40,787	(c)

Total Florida				173,893,395

Georgia - 4.0%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	1,964,912
Zoo	5.000%	12/1/20	1,860,000	2,058,388
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,083,419
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	17,553,878
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,930,100
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	19,000,000	19,615,410
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,677,940
East Point, GA, Building Authority Revenue, AGM	0.000%	2/1/20	1,980,000	1,124,224

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	$3,000,000	$3,177,810
Georgia State, GO	6.250%	8/1/10	1,000,000	1,004,130
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/11	2,500,000	2,549,125
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/17	2,500,000	2,553,975
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	7,435,000	7,510,093
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,057,173
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,184,980	(a)(g)
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/11	1,250,000	1,307,138
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	718,648

Total Georgia				88,071,343

Hawaii - 2.0%
Hawaii State:
FGIC	5.375%	8/1/15	2,895,000	3,033,178
FGIC	5.375%	8/1/15	1,105,000	1,164,339	(a)
Hawaii State Airports System Revenue	5.250%	7/1/29	18,240,000	19,061,712
Hawaii State Airports System Revenue	5.250%	7/1/30	20,000,000	20,787,800
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	683,222

Total Hawaii				44,730,251

Illinois - 3.2%
Chicago, IL:
FGIC	6.000%	1/1/14	1,500,000	1,515,000	(a)
Metropolitan Water Reclamation District Greater Chicago, Capital Improvement	5.500%	12/1/14	2,000,000	2,253,140	(a)
O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	5,972,794	(b)
O’Hare International Airport Second Lien Passenger Facility, AMBAC	5.500%	1/1/16	1,500,000	1,542,720
Chicago, IL, GO	5.375%	1/1/16	120,000	130,026
Cicero, IL, NATL	5.625%	12/1/16	2,415,000	2,624,453
Cook County, IL, GO	5.250%	11/15/22	10,000,000	11,060,000
Cook County, IL, GO	5.250%	11/15/23	9,980,000	10,913,729
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	3,320,000	3,745,059	(c)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,114,800
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,043,770
Memorial Health System	5.250%	4/1/29	11,000,000	10,973,050
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,218,040
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	3,011,820	(d)
Illinois Health Facilities Authority Revenue:
Methodist Medical Center of Illinois Project	9.000%	10/1/10	100,000	102,031	(c)
Passavant Memorial Area Hospital	6.250%	10/1/17	1,140,000	1,167,018	(a)
Illinois State, GO, First Series	5.375%	7/1/19	5,000,000	5,282,800
Kane County, IL, GO, FGIC	5.500%	1/1/15	2,440,000	2,524,839

Total Illinois				69,195,089

Indiana - 2.8%
Indiana Health Facility Financing Authority Revenue, Ascension Health Credit	3.750%	2/1/12	5,000,000	5,225,550	(d)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	$4,000,000	$4,356,400
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	5,980,050
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,755,138
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	3,920,000	4,677,540	(c)
Indianapolis Local Public Improvement Bond Bank, Waterworks Project	5.500%	7/1/19	3,000,000	3,294,810	(a)
Indianapolis, IN, Thermal Energy System, Multi- Mode	5.000%	10/1/23	19,625,000	21,203,831	(h)
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,475,350
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,330,840
Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC, NATL	6.750%	7/5/13	1,000,000	1,114,080
Mishawaka, IN, School Building Corp., First Mortgage, AMBAC	5.500%	7/15/18	1,075,000	1,131,706	(a)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	900,000	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	2,250,000	1,980,720	(d)

Total Indiana				62,426,015

Iowa - 1.3%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	2,972,885
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,332,581
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,634,625
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,349,852
Genesis Medical Center	6.250%	7/1/20	3,000,000	3,009,900
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,753,296
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,480,410
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,091,970
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,102,240
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,487,821
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,260,941
Muscatine, IA, Electric Revenue	9.700%	1/1/13	1,890,000	2,137,647	(c)

Total Iowa				27,614,168

Kansas - 0.4%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	5,000,000	5,377,750	(d)
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,143,820

Total Kansas				8,521,570

Kentucky - 1.2%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,836,303
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	14,829,054
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare	6.000%	2/1/22	10,000,000	10,362,200

Total Kentucky				27,027,557

Louisiana - 0.5%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	535,490

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - continued
Louisiana Local Government Environmental Facilities and CDA Revenue, AMBAC, Parking Facilities Corp. Garage Project	5.625%	10/1/17	$1,480,000	$1,488,540
Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna	8.000%	5/15/12	130,000	133,372	(c)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	1,953,012
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	4,733,254
Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM	5.250%	7/1/13	1,000,000	1,110,660
New Orleans, LA, GO, Refunding, FGIC	5.500%	12/1/10	1,000,000	1,013,580

Total Louisiana				10,967,908

Maine - 0.2%
Maine State Housing Authority Mortgage Revenue	5.000%	11/15/29	4,000,000	4,066,560

Maryland - 1.8%
Anne Arundel County, MD, GO	5.375%	3/1/14	3,000,000	3,245,610	(a)
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	450,972	(b)
Frederick County, MD, GO, Public Facilities	5.000%	12/1/15	1,000,000	1,028,970	(a)
Maryland State, State and Local Facilities Loan	5.500%	8/1/10	2,000,000	2,007,220
Maryland State Economic Development Corp., EDR:
Term Project	5.375%	6/1/25	5,055,000	5,134,262
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,020,950
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,617,600
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health System Inc.	5.000%	7/1/28	2,000,000	2,036,220
Carroll County General Hospital	5.125%	7/1/14	400,000	422,396
Carroll County General Hospital	6.000%	7/1/21	535,000	559,011
Johns Hopkins Hospital	5.000%	5/15/11	1,000,000	1,032,080
Refunding, Kennedy Krieger Issue	5.250%	7/1/10	400,000	400,000
Refunding, Kennedy Krieger Issue	5.125%	7/1/22	1,000,000	972,520
Refunding, Medstar Health	5.750%	8/15/14	500,000	567,240
University of Maryland Medical System	5.000%	7/1/10	1,000,000	1,000,000
University of Maryland Medical System	6.000%	7/1/22	1,000,000	1,107,080	(a)
Washington County Hospital	6.000%	1/1/28	4,000,000	4,143,680
Maryland State Transportation Authority Parking Revenue, Baltimore, Washington International Airport, AMBAC	5.250%	3/1/12	1,000,000	1,050,380	(b)
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC	5.500%	4/1/15	1,575,000	1,655,152	(b)

Total Maryland				39,451,343

Massachusetts - 2.1%
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	15,000,000	15,618,300
First Mortgage, Edgecombe Project	6.000%	7/1/11	135,000	139,105
Massachusetts State GAN	5.750%	6/15/15	2,000,000	2,046,260
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,628,430
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,639,230
Caregroup Inc.	5.375%	7/1/24	5,500,000	5,700,310
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,704,803
Caritas Christi Obligation	6.500%	7/1/12	1,035,000	1,052,067
Caritas Christi Obligation	6.750%	7/1/16	3,000,000	3,135,690
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,561,225
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,550,445

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
University of Massachusetts	5.500%	10/1/18	$1,300,000	$1,429,935	(a)
Massachusetts State Port Authority Revenue	13.000%	7/1/13	750,000	884,498	(c)
Massachusetts State, GO, Refunding, AMBAC	5.750%	8/1/10	1,000,000	1,003,790
Pittsfield, MA, GO, NATL	5.500%	4/15/17	2,000,000	2,198,180	(a)

Total Massachusetts				46,292,268

Michigan - 4.3%
Allen Academy COP	7.000%	6/1/15	800,000	770,800
Carman-Ainsworth, MI, Community School District, GO, FGIC	5.500%	5/1/19	1,000,000	1,087,570	(a)
Chippewa Valley, MI, Schools Administration Building, Q-SBLF	5.500%	5/1/18	1,775,000	1,935,531	(a)
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,123,750
District State Aid	5.000%	11/1/30	22,500,000	22,302,900
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,137,850
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	24,315,653
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,037,310
Michigan State Housing Development Authority, Rental Housing Revenue	5.125%	10/1/22	6,745,000	7,017,835
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.000%	4/1/23	15,060,000	15,669,177	(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,615,050	(d)
Mount Clemens, MI, Community School District, Q- SBLF	5.500%	5/1/16	1,000,000	1,065,670	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,362,240

Total Michigan				93,441,336

Minnesota - 1.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Heathcare, AGM	5.000%	2/15/30	5,725,000	5,768,166
Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI	5.850%	11/1/17	1,000,000	1,002,770
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,054,600
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	9,871,008

Total Minnesota				26,696,544

Missouri - 1.1%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,478,249
Lees Summit, MO, IDA, Health Facilities Revenue, John Knox Village	5.750%	8/15/11	1,000,000	1,058,640	(c)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,929,060
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,511,700
Missouri State Health & EFA Revenue, St. Lukes Episcopal - Presbyterian Hospitals	5.000%	12/1/20	5,070,000	5,240,808
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	680,000	685,454
Saint Louis, MO, Airport Revenue, Airport Development Program, NATL	5.625%	7/1/16	1,000,000	1,050,960	(a)

Total Missouri				23,954,871

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 0.0%
Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital	9.500%	7/1/10	$5,000	$5,000	(c)

Nevada - 0.9%
Carson City, NV, Hospital Revenue:
Carson-Tahoe Health System	6.000%	9/1/14	650,000	676,741
Carson-Tahoe Health System	6.000%	9/1/14	535,000	600,495	(a)
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,795,730
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,051,360
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,047,790
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,283,294

Total Nevada				19,455,410

New Hampshire - 0.2%
New Hampshire HEFA:
University Systems of New Hampshire, AMBAC	5.375%	7/1/16	595,000	630,397	(a)
University Systems of New Hampshire, AMBAC	5.375%	7/1/16	305,000	320,180
New Hampshire HEFA Revenue:
Covenant Health	6.500%	7/1/17	1,770,000	1,933,459	(a)
Covenant Health, Unrefunded Balance	6.500%	7/1/17	565,000	592,013

Total New Hampshire				3,476,049

New Jersey - 4.3%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	10,906,000
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,508,225	(f)
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,075,000	(b)(f)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,954,025
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,441,219
Trinitas Hospital Obligation Group	7.375%	7/1/15	2,570,000	2,592,102	(a)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,516,960
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	20,927,600
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	4.750%	12/1/29	6,000,000	6,013,260
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	27,000,000	29,017,440	(b)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,848,425
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	185,000	196,435	(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,135,421
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	85,000	99,613	(c)

Total New Jersey				95,231,725

New Mexico - 0.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,318,273
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,627,304

Total New Mexico				2,945,577

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 3.4%
Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project	6.000%	7/1/19	$1,000,000	$867,160
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	34,678,467
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	2,150,000	2,197,579
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, AGM	5.500%	2/15/19	1,000,000	1,035,100
New York City, NY, IDA, Special Needs Facilities Pooled Program A-1	6.100%	7/1/12	245,000	241,492
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,514,040
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,415,000	5,780,892
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,434,000
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,569,893
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,629,050
School Districts Financing Programs, NATL	5.500%	10/1/17	2,500,000	2,715,000
Tobacco Settlement Financing Corp., New York, Asset-Backed	5.500%	6/1/14	5,395,000	5,411,023
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,079,140

Total New York				75,152,836

North Carolina - 1.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,096,100
Guilford County, NC, GO, Public Improvement	5.250%	10/1/15	3,000,000	3,095,100	(a)
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	18,250,000	19,123,810
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,417,550
Assured Guaranty	5.375%	1/1/26	4,590,000	4,873,983

Total North Carolina				36,606,543

Ohio - 2.4%
Cleveland, OH, Public Power Systems Revenue, AMBAC	5.500%	11/15/15	1,750,000	1,830,430
Franklin County, OH, Hospital Revenue, Children Hospital Project	10.375%	6/1/13	1,100,000	1,292,962	(c)(g)
Hamilton County, OH, Sales Tax Revenue, AMBAC	5.250%	12/1/18	305,000	308,254
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,335,827
Logan Hocking, OH, Local School District, Construction & Improvement, NATL	5.500%	12/1/16	1,410,000	1,510,491	(a)
Montgomery County, OH, Revenue, Catholic Health Initiatives	5.500%	9/1/14	2,775,000	2,931,288	(a)
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	21,730,800
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	9,692,640
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,299,950	(d)
Ohio State Building Authority, State Facilities- Administration Building Fund, AGM	5.500%	10/1/14	3,600,000	3,828,924	(a)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	546,745
Ohio State Water Development Authority Revenue:
Refunding, Safe Water Service	9.375%	12/1/10	285,000	295,306	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Safe Water	9.000%	12/1/10	$65,000	$67,252	(c)

Total Ohio				53,670,869

Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue, Refunding, St. John's Health Systems	5.750%	2/15/18	690,000	691,891
Tulsa, OK, Airport Improvement Trust General Revenue	6.000%	6/1/14	1,220,000	1,222,025	(b)

Total Oklahoma				1,913,916

Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.750%	5/1/16	1,000,000	1,029,000
Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
Merle West Medical Center	6.125%	9/1/22	940,000	1,060,846	(a)
Unrefunded Balance, Merle West Medical Center	6.125%	9/1/22	560,000	552,642
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,369,520
Oregon State Department of Administrative Services, Lottery Revenue, AGM	5.500%	4/1/14	1,375,000	1,496,193	(a)
Oregon State Facilities Authority Revenue, Samaritan Health Services	5.000%	10/1/30	10,000,000	10,103,100

Total Oregon				16,611,301

Pennsylvania - 5.1%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	1,000,000	1,061,460
Allegheny County, PA, Port Authority Special Revenue, FGIC	5.500%	3/1/16	3,000,000	3,102,480
Chester County, PA, School Authority, School Lease Revenue	5.375%	6/1/17	1,070,000	1,108,060
Greater Johnstown, PA, GO, School District, NATL	5.375%	8/1/14	1,750,000	1,843,293
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,109,670
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,248,861
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,331,650
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,590,716
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,436,659
Pennsylvania Housing Finance Agency, Single- Family Mortgage Revenue	5.200%	10/1/28	8,235,000	8,484,521
Pennsylvania State Department of General Services, COP, AGM	5.250%	5/1/16	2,000,000	2,080,440
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,206,532
Pennsylvania State Higher EFA, Health Services Revenue, Allegheny Delaware Valley Obligation Group, NATL	6.250%	1/15/18	1,000,000	1,040,950	(a)
Pennsylvania State IDA, Refunding, Economic Development, AMBAC	5.500%	7/1/20	500,000	528,340
Pennsylvania State Public School Building Authority Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/27	10,000,000	10,264,400
Philadelphia School District Project, AGM	5.000%	6/1/29	26,275,000	26,660,191
Philadelphia, PA, Authority for Industrial Development, AGM	5.500%	10/1/15	2,000,000	2,143,200	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Lease Revenue, AGM	5.500%	10/1/19	$1,000,000	$1,071,600	(a)
Philadelphia, PA, Gas Works Revenue	5.500%	8/1/17	1,675,000	1,767,175	(a)
Philadelphia, PA, Gas Works Revenue, AGM	5.500%	8/1/19	3,240,000	3,418,297	(a)
Philadelphia, PA, GO, AGM	5.250%	9/15/18	2,000,000	2,066,360	(a)
Philadelphia, PA, School District	5.625%	8/1/18	2,000,000	2,205,500	(a)
Philadelphia, PA, School District:
AGM	5.500%	2/1/20	2,000,000	2,157,780	(a)
AGM	5.500%	2/1/21	1,865,000	2,012,130	(a)
Philadelphia, PA, Water & Wastewater Revenue, FGIC	5.250%	11/1/17	1,000,000	1,055,300
Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital	6.625%	10/1/12	560,000	601,322	(c)
Reading, PA, GO, AMBAC	5.875%	11/15/12	1,200,000	1,346,496	(c)
Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian	5.500%	12/1/18	1,445,000	1,469,941
West View, PA, Municipal Authority	9.500%	11/15/14	585,000	727,664	(c)
Westmoreland County, PA, Municipal Authority, Special Obligation	9.125%	7/1/10	15,000	15,000	(c)

Total Pennsylvania				112,155,988

Puerto Rico - 4.6%
Puerto Rico Commonwealth Government Development Bank	4.750%	12/1/15	20,000,000	20,731,200
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	15,458,400
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	25,528,991
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	27,946,217
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/25	5,000,000	5,208,350
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.625%	8/1/30	5,000,000	5,142,500

Total Puerto Rico				100,015,658

Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,027,820
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	2,031,420

Total Rhode Island				3,059,240

South Carolina - 0.2%
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,650,000	1,874,219	(a)
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,482,405

Total South Carolina				4,356,624

South Dakota - 0.1%
Minnehaha County, SD, Limited Tax CTFS	5.625%	12/1/19	2,635,000	2,673,155	(a)

Tennessee - 2.8%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	1,993,920
Elizabethton, TN, Health & Educational Facilities Board Revenue	5.750%	7/1/23	5,000,000	5,050,000	(a)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	21,960,000	22,095,933
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/22	3,000,000	2,950,770
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	10,000,000	9,915,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	6,770,194
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	10,000,000	9,765,300

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Tennessee Housing Development Agency	5.000%	7/1/23	$3,190,000	$3,248,313	(b)

Total Tennessee				61,789,430

Texas - 10.7%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,271,580
Bexar County, TX, Housing Finance Corp., MFH Revenue, The Waters at Northern Hill Apartments, NATL	5.800%	8/1/21	700,000	574,371
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	16,305,000	16,445,549	(b)(d)
Brownsville, TX, Utilities Systems Revenue, AMBAC	9.400%	1/1/13	15,000	16,900	(c)
Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC	5.375%	12/1/17	1,000,000	1,068,790	(a)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments	6.700%	7/1/20	415,000	423,246
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.250%	12/1/20	1,250,000	1,256,525
American Village Communities	6.250%	12/1/24	1,000,000	1,007,890
Fort Worth, TX, Water & Sewer Revenue	5.625%	2/15/18	2,000,000	2,165,660	(a)
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	5,000,000	5,127,850	(b)(d)
Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project	2.300%	9/3/13	4,350,000	3,850,446	(d)
Harlandale, TX, GO, ISD, Unrefunded Balance, Refunding, PSFG	6.000%	8/15/16	10,000	10,062	(a)
Harlandale, TX, ISD, Refunding, PSFG	6.000%	8/15/16	990,000	996,158	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	10,891,650
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	806,160
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,140,671
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,034,860
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	40,000,000	41,418,800
Houston, TX, AGM	5.750%	3/1/18	910,000	917,562	(a)
Houston, TX, AGM, Unrefunded Balance	5.750%	3/1/18	90,000	90,672
Houston, TX, Airport Systems Revenue	9.500%	7/1/10	860,000	860,000	(c)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,760,230
Senior Lien	5.125%	7/1/27	11,180,000	11,953,656
Houston, TX, Water & Sewer Systems Revenue, Refunding, Jr. Lien	5.750%	12/1/16	4,545,000	4,640,309	(a)
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	3,250,000	3,304,340
Midlothian, TX, Development Authority Tax, Increment Contact Revenue	7.875%	11/15/21	2,345,000	2,488,092	(a)
Midlothian, TX, ISD, Unrefunded Balance, Refunding, PSFG	0.000%	2/15/17	60,000	40,210
Montgomery, TX, ISD, GO:
Refunding, PSFG	5.500%	2/15/17	1,230,000	1,268,917	(a)
Unrefunded Balance, Refunding, PSFG	5.500%	2/15/17	570,000	582,061
North Forest ISD, ACA	6.500%	8/15/17	1,230,000	1,087,418

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	$18,000,000	$18,386,820
Panhandle, TX, Regional Housing Finance, GNMA- Collateralized	6.500%	7/20/21	755,000	793,256
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,033,080
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/23	10,160,000	10,311,079
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,189,410
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	1,105,000	1,220,871	(c)
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue	6.625%	11/15/20	2,000,000	2,064,640	(a)
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor Health Care Systems Project	5.750%	11/15/19	4,000,000	4,177,840
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,682,084
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,070,000	40,830,885
Texas Technical University Revenue, Financing System, NATL	5.500%	8/15/18	2,000,000	2,161,660	(a)
Texas Transportation Commission Centre, TX, Turnpike System Revenue	5.000%	2/15/11	4,000,000	4,082,680	(d)
University of Texas Revenue Financing System	5.375%	8/15/18	2,000,000	2,106,700	(a)
Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC	5.375%	8/1/19	1,000,000	1,053,150	(a)

Total Texas				234,594,790

U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,489,900
Senior Lien	5.000%	10/1/25	11,000,000	11,096,360

Total U.S. Virgin Islands				16,586,260

Utah - 0.2%
Provo, UT, Electric Revenue	10.125%	4/1/15	590,000	735,217	(c)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	10,000	11,891	(c)
NATL	10.125%	4/1/15	655,000	816,215	(c)
Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC	5.500%	5/15/13	1,500,000	1,567,875
Spanish Fork City, UT, Water Revenue:
AGM	5.500%	6/1/17	240,000	262,841	(a)
Unrefunded Balance, AGM	5.500%	6/1/17	760,000	774,790
Utah State Board Regents, Utah State University Hospital, NATL	5.500%	8/1/18	1,000,000	1,055,030	(a)

Total Utah				5,223,859

Vermont - 0.0%
Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health	5.500%	6/15/12	640,000	647,814

Virginia - 1.0%
Chesapeake, VA, GO, Public Improvement	5.500%	12/1/17	1,445,000	1,513,349
Fairfax County, VA, Redevelopment & Housing Authority, Lease Revenue, James Lee Community Center	5.250%	6/1/19	1,000,000	1,044,220	(a)
Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian	5.500%	10/1/15	1,305,000	1,378,067

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, AGM	6.000%	4/1/12	$450,000	$450,585	(b)
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,490,238
Virginia State Resources Authority Clean Water Reserve, Revolving Fund	5.400%	10/1/18	5,035,000	5,095,773	(a)
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,360,967
Virginia State Resources Authority Revenue, Clean Water Reserve, Revolving Fund	5.750%	10/1/13	1,000,000	1,012,900	(a)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	6,350,000	7,526,147	(g)

Total Virginia				20,872,246

Washington - 1.2%
Energy Northwest Washington Electric Revenue, Refunding, Project No. 1	5.500%	7/1/14	4,000,000	4,343,160
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,121,237
Pierce County, WA, School District North 10 Tacoma, FGIC	5.375%	12/1/14	2,000,000	2,137,580	(a)
Radford Court Properties, WA, Student Housing Revenue:
NATL	6.000%	6/1/17	1,695,000	1,717,001
NATL	5.375%	6/1/19	1,000,000	1,012,480
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,591,884
Multicare Health System	5.750%	8/15/29	3,000,000	3,214,980

Total Washington				27,138,322

West Virginia - 0.6%
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,219,180
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	5,946,228

Total West Virginia				12,165,408

Wisconsin - 1.5%
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,355,240
Wisconsin State	5.500%	5/1/14	2,000,000	2,084,360	(a)
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,044,100
Wisconsin State HEFA Revenue:
Agnesian Health Care Inc.	6.000%	7/1/17	1,000,000	1,017,200
Aurora Health Care Inc.	5.500%	4/15/29	3,000,000	3,042,750
Children’s Hospital	5.500%	8/15/29	5,950,000	6,314,318
Prohealth Care Inc. Obligation Group, AMBAC	5.000%	8/15/19	4,500,000	4,516,560
Wheaton Franciscan Services Inc.	6.000%	8/15/15	1,500,000	1,646,865	(a)

Total Wisconsin				34,021,393

Wyoming - 1.0%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	12,000,000	12,780,480
Wyoming CDA, Housing Revenue	5.500%	12/1/28	7,565,000	7,980,697
Wyoming Municipal Power Agency, Power Supply	4.500%	1/1/29	1,000,000	961,130

Total Wyoming				21,722,307

TOTAL MUNICIPAL BONDS (Cost - $2,045,929,865)				2,120,991,494

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,045,929,865)				$2,120,991,494

SHORT-TERM INVESTMENTS - 3.2%
Alabama - 0.1%
Birmingham, AL, Medical Clinic Board, University of Alabama Health Services Foundation, LOC- SunTrust Bank	0.430%	7/7/10	$1,700,000	1,700,000	(i)

Connecticut - 0.1%
Connecticut State HEFA Revenue, University of New Haven, LOC-Wells Fargo Bank N.A.	0.270%	7/1/10	1,000,000	1,000,000	(i)

District of Columbia - 0.1%
District of Columbia Revenue, Hospital for Sick Children, LOC-SunTrust Bank	0.430%	7/7/10	1,700,000	1,700,000	(i)

Florida - 0.4%
Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank	0.550%	7/2/10	1,100,000	1,100,000	(i)
Lakeland, FL, Education Facilities Revenue, Florida Southern College Project, LOC-SunTrust Bank	0.460%	7/1/10	2,000,000	2,000,000	(i)
Pembroke Pines, FL, Capital Improvement Revenue, Susan B. Anthony Center, LOC-SunTrust Bank	0.430%	7/7/10	5,000,000	5,000,000	(i)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.550%	7/2/10	100,000	100,000	(i)

Total Florida				8,200,000

Illinois - 0.1%
Illinois Finance Authority Revenue, Educational Facility de Salle Project, LOC-Fifth Third Bank	0.550%	7/2/10	3,100,000	3,100,000	(i)

Indiana - 0.1%
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.550%	7/2/10	2,100,000	2,100,000	(i)

Louisiana - 0.0%
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC- SunTrust Bank	0.430%	7/7/10	1,000,000	1,000,000	(i)

Maryland - 0.2%
Maryland State Health & Higher EFA Revenue, John Hopkins University Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank	0.430%	7/7/10	4,025,000	4,025,000	(i)

Ohio - 0.0%
Ohio State Higher Educational Facility Revenue, Pooled Financing Program, LOC-Fifth Third Bank	0.550%	7/1/10	355,000	355,000	(i)

Puerto Rico - 2.1%
Commonwealth of Puerto Rico, GO:
LOC-Wells Fargo Bank N.A.	0.250%	7/1/10	200,000	200,000	(i)
Public Improvement, AGM, SPA-Dexia Credit Local	0.300%	7/1/10	1,600,000	1,600,000	(i)
Public Improvements, AGM, SPA-Dexia Bank	0.300%	7/1/10	12,900,000	12,900,000	(i)
Public Improvements, AGM, SPA-Dexia Credit Local	0.300%	7/1/10	100,000	100,000	(i)
Public Improvements, AGM, SPA-JPMorgan Chase	0.310%	7/1/10	100,000	100,000	(i)
Public Improvements, SPA-Dexia Credit Local	0.100%	7/1/10	19,500,000	19,500,000	(i)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Refunding, Public Improvements, AGM, LOC- Wells Fargo Bank N.A.	0.100%	7/1/10	$12,100,000	$12,100,000	(i)

Total Puerto Rico				46,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $69,680,000)				69,680,000

TOTAL INVESTMENTS - 99.9% (Cost - $2,115,609,865#)				2,190,671,494
Other Assets in Excess of Liabilities - 0.1%				2,932,435

TOTAL NET ASSETS - 100.0%				$2,193,603,929

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	The coupon payment on this security is currently in default as of June 30, 2010.

(f)	Security is purchased on a when-issued basis.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(i)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(j)	Security is in default as of June 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Communities Development Authority
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

Summary of Investments by Industry*

Health Care	22.9%
Industrial Revenue	15.9
Power	11.6
Transportation	9.5
Pre-Refunded/Escrowed to Maturity	7.2
Special Tax Obligation	5.9
Education	5.3
Leasing	3.9
Local General Obligation	3.4
Housing	2.9
State General Obligation	2.7
Solid Waste/Resource Recovery	2.5
Water & Sewer	2.1
Other	1.0
Short-Term Investments	3.2
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡

AAA/Aaa	12.8%
AA/Aa	25.9
A	46.9
BBB/Baa	9.5
BB/Ba	0.6
B	0.0	**
CCC/Caa	0.0	**
A-1/VMIG1	3.2
NR	1.1
	100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

**	Amount represents less than 0.1%.

See pages 18 through 21 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited) (continued)

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR — indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Bond Ratings (unaudited) (continued)

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” rated by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” rated by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” rated by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

Bond Ratings (unaudited) (continued)

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SC — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Municipal bonds†	—	$2,120,991,494	—	$2,120,991,494
Short-term investments†	—	69,680,000	—	69,680,000

Total investments	—	$2,190,671,494	—	$2,190,671,494

Other financial instruments:
Futures contracts	$(9,959,298)	—	—	$(9,959,298)

Total	$(9,959,298)	$2,190,671,494	—	$2,180,712,196

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent

Notes to Schedule of Investments (unaudited) (continued)

payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$79,520,096
Gross unrealized depreciation	(4,458,467)

Net unrealized appreciation	$75,061,629

At June 30, 2010, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury 10-Year Notes	4,193	9/10	$503,879,749	$513,839,047	$(9,959,298)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at June 30, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(9,959,298)	$(9,959,298)

During the period ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$497,435,891

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2010